Schedule of investments
Delaware Small Cap Growth Fund	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.95%
Communication Services — 2.26%
IMAX †	78,153	$ 1,327,819
Iridium Communications	25,109	1,559,771
		2,887,590
Consumer Discretionary — 11.94%
Boot Barn Holdings †	24,531	2,077,530
First Watch Restaurant Group †	41,526	701,789
Marriott Vacations Worldwide	7,658	939,790
Meritage Homes	11,814	1,680,778
Red Rock Resorts Class A	55,247	2,584,455
Texas Roadhouse	27,162	3,049,749
Visteon †	13,586	1,951,086
Wingstop	11,414	2,284,626
		15,269,803
Consumer Staples — 5.35%
BellRing Brands †	29,155	1,067,073
Celsius Holdings †	12,609	1,881,137
Chefs' Warehouse †	36,264	1,296,800
elf Beauty †	22,757	2,599,532
		6,844,542
Energy — 3.98%
Cactus Class A	38,659	1,636,049
SM Energy	48,950	1,548,289
Weatherford International †	28,720	1,907,582
		5,091,920
Financials — 8.28%
Flywire †	47,325	1,468,968
Houlihan Lokey	18,777	1,845,967
Kinsale Capital Group	7,808	2,921,754
Seacoast Banking	41,502	917,194
Shift4 Payments Class A †	50,577	3,434,684
		10,588,567
Healthcare — 22.42%
Acadia Healthcare †	28,513	2,270,775
Axonics †	20,939	1,056,791
CryoPort †	80,986	1,397,009
Cytek Biosciences †	69,282	591,668
Evolent Health Class A †	76,734	2,325,040
Halozyme Therapeutics †	38,888	1,402,690
Harmony Biosciences Holdings †	49,673	1,747,993
NQ- 241 [0623] 0823 (3054899)    1

Schedule of investments
Delaware Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Inmode †	65,773	$ 2,456,622
Insmed †	52,913	1,116,464
Pacira BioSciences †	39,445	1,580,561
Penumbra †	5,611	1,930,521
Progyny †	80,726	3,175,761
PTC Therapeutics †	15,244	619,974
R1 RCM †	114,901	2,119,923
TransMedics Group †	28,486	2,392,254
Vericel †	66,386	2,494,122
		28,678,168
Industrials — 20.38%
AAON	11,788	1,117,620
Casella Waste Systems Class A †	15,642	1,414,819
CBIZ †	47,410	2,526,005
Chart Industries †	2,877	459,716
Clean Harbors †	19,849	3,263,771
EnerSys	22,105	2,398,835
Federal Signal	33,625	2,153,009
Kirby †	30,206	2,324,352
Parsons †	52,983	2,550,602
Paycor HCM †	72,012	1,704,524
Saia †	5,155	1,765,123
Shoals Technologies Group Class A †	82,607	2,111,435
SiteOne Landscape Supply †	13,607	2,277,267
		26,067,078
Information Technology — 21.27%
Allegro MicroSystems †	59,655	2,692,827
Belden	14,038	1,342,735
Box Class A †	53,038	1,558,256
Calix †	28,086	1,401,772
CyberArk Software †	16,947	2,649,325
DoubleVerify Holdings †	125,786	4,895,591
Instructure Holdings †	56,337	1,417,439
Onto Innovation †	14,554	1,695,104
Power Integrations	14,596	1,381,803
Rambus †	12,611	809,248
Sprout Social Class A †	85,951	3,967,498
Super Micro Computer †	6,007	1,497,245
Tenable Holdings †	43,427	1,891,246
		27,200,089
2    NQ- 241 [0623] 0823 (3054899)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 2.26%
ATI †	65,451	$ 2,894,898
		2,894,898
Real Estate — 0.81%
Ryman Hospitality Properties	11,077	1,029,275
		1,029,275
Total Common Stocks (cost $118,802,090)		126,551,930

Short-Term Investments — 1.07%
Money Market Mutual Funds — 1.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	341,911	341,911
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	341,911	341,911
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	341,911	341,911
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	341,912	341,912
Total Short-Term Investments (cost $1,367,645)		1,367,645
Total Value of Securities—100.02% (cost $120,169,735)		127,919,575

Liabilities Net of Receivables and Other Assets—(0.02%)		(30,518)
Net Assets Applicable to 13,169,419 Shares Outstanding—100.00%		$127,889,057
†	Non-income producing security.
NQ- 241 [0623] 0823 (3054899)    3